ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Advances to suppliers - current	¥ 672,745,598		¥ 404,600,994
Provision for advances to suppliers	(7,524,746)		(7,524,746)
Advances to suppliers, net	665,220,852		397,076,248		$ 96,752,360
Provision for advance to suppliers				¥ 799,899